CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details Parenthetical) - $ / shares	Sep. 30, 2018	Sep. 30, 2017	Dec. 19, 2016
Common Stock, Par or Stated Value Per Share			$ 1
Common Stock, Shares Authorized	50,000,000	50,000,000	9,000,000
Common Stock, Shares, Issued	16,528,037	13,068,346
Common Stock, Shares, Outstanding	16,528,037	13,068,346
Parent Company [Member]
Common Stock, Par or Stated Value Per Share	$ 0	$ 0	$ 1
Common Stock, Shares Authorized	50,000,000	50,000,000	9,000,000
Common Stock, Shares, Issued	16,528,037	13,068,346
Common Stock, Shares, Outstanding	16,528,037	13,068,346